Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
Summary of revenue disaggregated

	Year Ended December 31,
(in thousands)	2017	2016	2015
Equipment Solutions	$230,316	$237,137	$227,734
Clinical Engineering	137,109	107,305	99,184
On-Site Managed Services	147,358	135,059	121,763
Total Revenue	$514,783	$479,501	$448,681

Schedule of fair value of debt instruments

	December 31, 2017		December 31, 2016
	Carrying	Fair	Carrying	Fair
(in thousands)	Value	Value	Value	Value
Original notes - 7.625% (1)	$421,772	$426,063	$420,523	$420,750
Add-on notes - 7.625% (2)	224,338	220,550	225,743	217,800
(1)	The carrying value of the Original notes - 7.625% is net of unamortized deferred financing costs of $3.2 and $4.5 million as of December 31, 2017 and 2016, respectively.
(2)

The carrying value of the Add-on notes - 7.625% is net of unamortized deferred financing costs of $1.3 and $1.9 million as of December 31, 2017 and 2016, respectively, and includes unamortized bond premium of $5.7 and $7.6 million as of December 31, 2017 and 2016, respectively.